Document and Entity Information Document	Apr. 22, 2025
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Apr. 22, 2025
Document Period End Date	Apr. 22, 2025
Amendment Flag	false
Entity Registrant Name	Worksport Ltd.
Entity Address, Address Line One	2500 N America Dr
Entity Address, City or Town	West Seneca
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	14224
Entity Incorporation, State Country Name	NV
City Area Code	888
Local Phone Number	554-8789
Entity File Number	001-40681
Entity Central Index Key	0001096275
Entity Emerging Growth Company	false
Entity Tax Identification Number	35-2696895
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	WKSP
Security Exchange Name	NASDAQ